EQUITY BASED INVESTMENT - (Details) $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 HKD ($)	Dec. 31, 2018 HKD ($)
EQUITY METHOD INVESTMENT
Equity method investment	$ 792	$ 6,166	$ 0